Expenses by Nature - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [Line Items]
Expense of restructuring activities related to write-down of center	kr 8,501	kr 7,567	kr 5,040
ICT center [member]
Expense by Nature [Line Items]
Expense of restructuring activities related to write-down of center	kr 1,300